Capital increase (Details)	6 Months Ended
	Jun. 30, 2018 EUR (€) EquityInstruments shares	Jun. 30, 2017 EUR (€)
Disclosure of classes of share capital [line items]
Balance at beginning of period, shares | shares	50,936,778
Balance at beginning of period	€ 1,011,983,000	€ 758,701,000
Exercise of warrants	€ 5,261,000	4,666,000
Balance at end of period, shares | shares	51,337,763
Balance at end of period	€ 885,659,000	1,069,026,000
March 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | EquityInstruments	298,184
Average exercise price warrants	€ 13.16
Closing share price	83.72
June 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	102,801
Average exercise price warrants	13.01
Closing share price	85.00
Share capital
Disclosure of classes of share capital [line items]
Balance at beginning of period	233,414,000	223,928,000
Exercise of warrants	2,169,000	1,618,000
Balance at end of period	235,583,000	233,018,000
Share capital | March 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	1,613,000
Share capital | June 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	556,000
Share premium account
Disclosure of classes of share capital [line items]
Balance at beginning of period	993,025,000	649,135,000
Exercise of warrants	3,092,000	3,048,000
Balance at end of period	996,117,000	€ 992,776,000
Share premium account | March 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	2,311,000
Share premium account | June 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	781,000
Share capital and share premium
Disclosure of classes of share capital [line items]
Balance at beginning of period	1,226,439,000
Balance at end of period	1,231,700,000
Share capital and share premium | March 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	3,924,000
Share capital and share premium | June 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	€ 1,337,000